TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER RECEIVABLES.
TRADE AND OTHER RECEIVABLES

6.   TRADE AND OTHER RECEIVABLES

The breakdown of trade and other receivables is as follows:

	2019	2020
Trade receivables	17,223	19,699
Allowance for expected credit losses	(6,207)	(8,360)
Net	11,016	11,339
Other receivables	483	442
Allowance for expected credit losses	(227)	(227)
Net	256	215
Total trade and other receivables	11,272	11,554

Trade receivables arise from services provided to both retail and non-retail customers, with details as follows:

a.   By debtor

(i)   Related parties

	2019	2020
State-owned enterprises	1,353	1,564
Government agencies	479	1,196
Indonusa	494	504
Indosat	150	225
Others (each below Rp75 billion)	435	407
Total	2,911	3,896
Allowance for expected credit losses	(1,170)	(1,553)
Net	1,741	2,343

(ii)  Third parties

	2019	2020
Individual and business subscribers	12,729	13,899
Overseas international carriers	1,583	1,904
Total	14,312	15,803
Allowance for expected credit losses	(5,037)	(6,807)
Net	9,275	8,996

b.    By age

(i)   Related parties

	2019	2020
Up to 3 months	1,519	2,008
3 to 6 months	252	412
More than 6 months	1,140	1,476
Total	2,911	3,896
Allowance for expected credit losses	(1,170)	(1,553)
Net	1,741	2,343

(ii)  Third parties

	2019	2020
Up to 3 months	8,549	8,110
3 to 6 months	1,055	862
More than 6 months	4,708	6,831
Total	14,312	15,803
Allowance for expected credit losses	(5,037)	(6,807)
Net	9,275	8,996

(iii)  Aging of total trade receivables

	2019			2020
		Allowance for			Allowance for
		expected credit	Expected credit		expected credit	Expected credit
	Gross	losses	loss rate	Gross	losses	loss rate
Not past due	7,490	364	4.9%	7,818	696	8.9%
Past due up to 3 months	2,577	528	20.5%	2,300	488	21.2%
Past due more than 3 to 6 months	1,308	466	35.6%	1,274	495	38.9%
Past due more than 6 months	5,848	4,849	82.9%	8,307	6,681	80.4%
Total	17,223	6,207		19,699	8,360

The Group has made allowance for expected credit losses based on the collective assessment of its customers’ credit history, adjusted for forward-looking factors specific to the debtors, and the economic environment. The Group does not apply a distinction between related party and third party receivables in assessing amounts past due. As of December 31, 2019 and 2020, the carrying amounts of trade receivables of the Group considered past due but not impaired amounted to Rp3,890 billion and Rp4,217 billion, respectively. Management believes that receivables past due but not impaired, along with trade receivables that are neither past due nor impaired, are due from customers with good credit history and are expected to be recoverable.

c.    By currency

(i)   Related parties

	2019	2020
Rupiah	2,909	3,886
U.S. dollar	2	10
Total	2,911	3,896
Allowance for expected credit losses	(1,170)	(1,553)
Net	1,741	2,343

(ii)  Third parties

	2019	2020
Rupiah	11,902	13,439
U.S. dollar	2,298	2,265
Singapore dollar	71	75
Others (each below Rp75 billion)	41	24
Total	14,312	15,803
Allowance for expected credit losses	(5,037)	(6,807)
Net	9,275	8,996

d.    Movements in the allowance for expected credit losses

	2019	2020
Beginning balance	5,543	6,207
Allowance for expected credit losses	1,712	2,344
Receivables written off	(1,048)	(191)
Ending balance	6,207	8,360

The receivables written off relate to both related party and third party trade receivables.

Management believes that the allowance for expected credit losses of trade receivables is adequate to cover losses on uncollectible trade receivables.

As of December 31, 2019 and 2020, certain trade receivables of the subsidiaries amounting to Rp6,812 billion and Rp3,432 billion,  respectively, have been pledged as collateral under lending agreements (Notes 20 and 21c).